Operating assets and liabilities - Leases - Leased property, plant and equipment (Details) - DKK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	kr 5,925	kr 4,131
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	5,157	3,544
Other equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	kr 768	kr 587